Contract assets and liabilities (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Costs incurred in contracts in process	$ 180		$ 325
Revenue earned but not yet billed	1,314		102
Less: billings to date	723		885
Unbilled revenue	$ 771		$ (458)
ZHEJIANG TIANLAN [Member]
Less: billings to date | ¥		¥ (38,254)		¥ (16,997)
Unbilled revenue | ¥		31,164		31,277
Costs and estimated earnings on uncompleted contracts | ¥		¥ 69,418		¥ 48,274